Summary of accounting policies (Policies)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Description of business
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management, and Wholesale.
In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory.

Basis of presentation
Basis of presentation—
The accounting and financial reporting policies of the Nomura conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.
These consolidated financial statements include the financial statements of the Company and other entities in which it has a controlling financial interest. Nomura initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810“
Consolidation
”(“ASC 810”). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Nomura consolidates VIEs where Nomura is the primary beneficiary, which is where (1) Nomura has power to direct the activities of the VIE that is most significantly impact the VIE’s economic performance; and (2) through Nomura’s interest in the VIE, the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE, provided that Nomura is not acting as a fiduciary for other interest holders.
For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.
Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as a holding of 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported within
Other assets
—
Investments in and advances to affiliated companies
or at fair value by electing the fair value option permitted by ASC 825“
Financial Instruments
”(“ASC 825”) and reported within
Trading assets
,
Private equity and debt investments
or Other assets—Other.
Other financial investments are generally reported within
Trading assets
.
Equity investments
in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income.
Certain consolidated entities are investment companies under ASC 946 “
Financial Services—Investment Companies
” (“ASC 946”). Nomura carries all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.
The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”), Nomura International plc (“NIP”) and Nomura Financial Products & Services, Inc. (“NFPS”).
All material intercompany transactions and balances have been eliminated on consolidation.

Use of estimates
Use of estimates—
Nomura uses accounting estimates to prepare these consolidated financial statements and they require difficult, subjective and complex judgments by management. Such estimates determined by management to be material include estimates regarding the fair value of financial instruments and the litigaion provisions. Estimates, by their nature, are based on underlying assumptions which require management judgment and depend on the extent of available information. Actual results in future periods may differ from current estimates, which could have a material impact on these consolidated financial statements.
The
COVID-19
pandemic has impacted some of the critical accounting estimates used in these consolidated financial statements during the years ended March 31, 2020 and 2021 and is expected to continue to impact these estimates in future periods. Assumptions around how long the
COVID-19
pandemic will last and how long the economies and financial markets in the key jurisdictions in which Nomura and its clients operate will take to recover has, and will continue to, affect these estimates. The key assumptions and estimates impacted by
COVID-19
include the volatility and dislocation in global financial markets for determination of fair value measurements.
Various references are made throughout the notes to these consolidated financial statements where critical accounting estimates based on management judgment have been made, the nature of the estimates, the underlying assumptions made by management used to derive those estimates and how the
COVID-19
pandemic, has and is expected to continue to impact these estimates and therefore amounts reported in these consolidated financial statements.

Fair value of financial instruments
Fair value of financial instruments—
A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.
Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.
In both cases, fair value is generally determined in accordance with ASC 820 “
Fair Value Measurements and Disclosures
” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.
The fair value of financial assets and financial liabilities of consolidated VIEs which meet the definition of collateralized financing entities are both measured using the more observable fair value of the financial assets and financial liabilities.

Allowance for current expected credit losses
Allowance for current expected credit losses
—
Management recognizes allowance for current expected credit losses on financial assets not carried at fair value and certain off-balance sheet financial instruments including unfunded loan commitments not carried at fair value in accordance with ASC 326, “
Financial Instruments — Credit Losses
” (“ASC 326”) which Nomura initially adopted on April 1, 2020. Prior to such date, allowances for credit losses were recognized for incurred losses rather than expected credit losses based on management’s estimate of probable losses incurred within these financial assets and off-balance sheet financial instruments.
Current expected credit losses are calculated over the expected life of the financial instruments in scope of the requirements on an individual or a portfolio basis, considering all relevant, reasonable supportable information available about the collectability of cash flows, including information about past events, current conditions and future forecasts. Accrued interest receivables are excluded from the amortized cost basis of financing receivables when calculating current expected credit losses.
The methodology used by Nomura to determine allowances for current expected credit losses in accordance with the CECL impairment model primarily depends on the nature of the financial instrument and whether certain practical expedients permitted by ASC 326 are applied by Nomura.
Allowances for current expected credit losses against recognized financial instruments are reported in the consolidated balance sheets within
Allowance for doubtful accounts
while allowances for current expected credit losses against off-balance sheet financial instruments are reported in the consolidated balance sheets within
Other
liabilities. All movements in the allowances are reported in the consolidated statements of income within
Other expenses
.
See Note 7
“Financing receivables”
for further information including how allowance for current expected credit losses are calculated.

Transfers of financial assets
Transfers of financial assets—
Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.
In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities or other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and reported within
Trading assets
in the consolidated balance sheets with the change in fair value reported within
Revenue—Net gain on trading
in the consolidated statements of income.

Foreign currency translation
Foreign currency translation—
The financial statements of the Company’s subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese Yen are translated into Japanese Yen at exchange rates in effect at the balance sheet date, and all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported within
Accumulated other comprehensive income
(loss)
in NHI shareholders’ equity.
Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.

Revenue from services provided to clients
Revenue from services provided to clients—
Nomura earns revenue through fees and commissions from providing financial services to customers across all three business divisions. These services primarily include trade execution and clearing services, distribution of fund unit services, financial advisory services, underwriting and distribution services and asset management services.
Revenues are recognized when or as the customer obtains control of the service provided by Nomura which depends on when each of the key distinct substantive promises made by Nomura within the contract with the customer (“performance obligations”) are satisfied. Such performance obligations are generally satisfied at a particularly point in time or, if certain criteria are met, over a period of time.
Revenues from providing distribution of fund units and clearing services are reported in the consolidated statements of income within
Revenue
—
Commissions,
revenues from asset management services are reported in
Revenue—
Asset management and portfolio service fees
and revenues from financial advisory services, underwriting and distribution services are reported in
Revenue—Fees from investment banking
.
Costs to obtain or fulfill the underlying contract to provide services to a customer are deferred as assets if certain criteria are met. These deferred costs, which are reported in the consolidated balance sheets within
Other assets
are released to the consolidated statements of income when the related revenue from providing the service is also recognized or earlier if there is evidence that the costs are not recoverable and therefore impaired.

Trading assets and trading liabilities
Trading assets and trading liabilities—
Trading assets and Trading liabilities
primarily comprise debt securities, equity securities and derivatives which are recognized on the consolidated balance sheets on a trade date basis and loans which are recognized on the consolidated balance sheets on a settlement date basis. Trading assets and liabilities are carried at fair value and changes in fair value are generally reported within
Revenue—Net gain on trading
in the consolidated statements of income.
Certain trading liabilities are held to economically hedge the price risk of investments in equity securities held for operating purposes. Changes in fair value of these trading liabilities are reported within
Revenue—Gain (loss) on investments in equity securities
in the consolidated statements of income.

Collateralized agreements and collateralized financing
Collateralized agreements and collateralized financing—
Collateralized agreements
consist of reverse repurchase agreements disclosed as
Securities purchased under agreements to resell
and securities borrowing transactions disclosed as
Securities borrowed
.
Collateralized financing
consists
of repurchase agreements disclosed as
Securities sold under agreements to repurchase
, securities lending transactions disclosed as
Securities loaned
and certain other secured borrowings.
Reverse repurchase and repurchase agreements principally involve the buying or selling of securities under agreements with clients to resell or repurchase these securities to or from those clients, respectively. These transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recognized in the consolidated balance sheets at the amount for which the securities were originally acquired or sold. Certain reverse repurchase and repurchase agreements are carried at fair value through election of the fair value option.
Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase agreement used in Japanese financial markets. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recognized on the consolidated balance sheets at the amount that the securities were originally acquired or sold.
Allowances for current expected credit losses recognized against reverse repurchase agreements in accordance with ASC 326 “
Credit Losses
” (“ASC 326”) which Nomura initially adopted on April 1, 2020. are not significant due to an ongoing monitoring of the collaterals and our application of practical expedients permitted by ASC 326.
Reverse repurchase agreements and repurchase agreements (including Gensaki Repo transactions) accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
“
Balance Sheet—Offsetting
” (“ASC
210-20”)
are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out
and offsetting rights under the master netting agreement.
Securities borrowing and lending transactions are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. These transactions are generally cash collateralized and are recognized on the consolidated balance sheets at the amount of cash collateral advanced or received. Allowances for current expected credit losses recognized against securities borrowing transactions are not significant due to an ongoing monitoring of the collaterals and the short contractual maturity of these transactions.
Securities borrowing and lending transactions accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are also offset in the consolidated balance sheets where the specific criteria defined by ASC
210-20
are met.
Other secured borrowings
consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are carried at contractual amounts due.
Trading balances of secured borrowings
consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales under ASC 860 “
Transfers and Servicing
” (“ASC 860”) and are reported in the consolidated balance sheets within
Long-term borrowings
. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 7 “
Securitizations and Variable Interest Entities
” and Note 11 “
Borrowings
” for further information regarding these transactions.
All Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including collateral transferred under Gensaki Repo transactions, are reported parenthetically within
Trading assets as Securities pledged as collateral
in the consolidated balance sheets.
See Note 5 “
Collateralized transactions
” for further information.

Derivatives
Derivatives—
Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading
purposes. Freestanding financial instruments which meet the accounting definition of a derivatives are carried at fair value in the consolidated balance sheets and reported within
Trading assets or Trading liabilities
depending on whether fair value at the balance sheet date is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within
Short-term borrowings or Long-term borrowings
depending on the maturity of the underlying host contract.
Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.
Derivative assets and liabilities with the same counterparty documented under a legally enforceable master netting agreement and the related cash collateral receivables and payables are presented on a net basis in the consolidated balance sheets where the specific criteria defined by ASC
210-20
and ASC 815 “
Derivatives and Hedging
” (“ASC 815”) are met.
Exchange traded and centrally cleared OTC derivatives typically involve daily variation margin payments and receipts which reflect changes in the fair value of the related derivative. Such variation margin amounts are accounted for as either a partial settlement of the derivative or as a separate cash collateral receivable or payable depending on the legal form of the arrangement.
Trading
Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within
Revenue—Net gain on trading
.
Non-trading
In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading
purposes are formally designated as fair value and net investment hedges under ASC 815.
Nomura designates certain derivative financial instruments as fair value hedges of interest rate risk and foreign exchange risk arising from specific financial liabilities and foreign currency denominated non-trading
debt securities, respectively. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged items, both at inception and throughout the life of the hedging relationship. Changes in fair value of the hedging derivatives are reported together with those of the hedged financial assets and liabilities through the consolidated statements of income within
Interest expense
and
Revenue—
Other
, respectively.
Derivative financial instruments designated as hedges of the net investment in foreign operations related to specific subsidiaries with non-Japanese
Yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates. Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measurement of hedge effectiveness and are reported in the consolidated statements of income within
Revenue—Other
.
All other movements in fair value of highly effective hedging derivatives are reported through NHI shareholders’ equity within
Accumulated other comprehensive income (loss)
.
See Note 3 “
Derivative instruments and hedging activities
” for further information.

Loans receivable
Loans receivable—
Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is reported in the consolidated statements of income within
Revenue—Interest and dividends
.
Loans receivable carried at fair value
Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within
Revenue—Net gain on trading
.
Loans receivable carried at amortized cost
Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees and direct costs, unamortized premiums or discounts on purchased loans and after deducting applicable allowances for current expected credit losses under ASC 326 which Nomura initially adopted from April 1, 2020. As of March 31, 2021, allowances for incurred credit losses reflected management’s best estimate of probable losses expected for these loans receivable.
Loan origination fees, net of direct origination costs, are amortized to
Revenue—Interest and dividends
as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were immaterial as of March 31, 2020 and March 31, 2021.
Modifications of loans receivable where the borrower is in financial difficulty and Nomura has granted a financial concession are typically accounted for as troubled debt restructurings (“TDRs”). Consistent with guidance issued by U.S. banking regulators in March 2020 as a result of the
COVID-19
pandemic, certain modifications of loans receivable which met the above criteria were not accounted for TDRs nor the loan classified as impaired provided the borrower was current with payments prior to the
COVID-19
pandemic, the nature of the concession was short-term and only permitted a payment delay, waiver of fees or extension of repayment terms. Such guidance has no longer been applied by Nomura since October 1, 2020.
See Note 7 “
Financing receivables
” for further information including how allowances for current expected credit losses under ASC 326 are determined and the impact of the
COVID-19
pandemic on the approach to calculation of current expected credit losses during the year ended March 31, 2021.

Other receivables
Other receivables—
Receivables from customers
include amounts receivable on client securities transactions, amounts receivable from customers for securities failed to deliver and receivables for commissions.
Receivables from other than
customers
include amounts receivable from brokers and dealers for securities failed to deliver, margin deposits, cash collateral receivables for derivative transactions, and net receivables arising from unsettled securities transactions. The net receivable arising from unsettled securities transactions reported within
Receivables from other than customers
was ¥680,727 million and ¥nil as of March 31, 2020 and March 31, 2021, respectively.

These amounts are carried at contractual amounts due less any applicable allowance for current expected credit losses recognized under ASC 326 which Nomura initially adopted from April 1, 2020. As of March 31, 2021, the allowance for credit losses reflected management’s best estimate of probable losses expected for these receivables.
See Note 7 “
Financing receivables
” for further information including how allowances for current expected credit losses under ASC 326 are determined and the impact of the COVID-19 pandemic on the approach to calculation of current expected credit losses during the year ended March 31, 2021.

Loan commitments
Loan commitments—
Unfunded loan commitments written by Nomura are accounted for as either off-balance
sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.
These loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statements of income within
Revenue—Net gain on trading
. Loan commitment fees integral to the loan commitment are recognized as part of the fair value of the commitment.
For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes allowances for current expected credit losses in accordance with ASC 326 which Nomura initially adopted from April 1, 2020. As of March 31, 2021, the allowance for incurred credit losses reflected management’s best estimate of probable losses expected for these loan commitments.
Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.
See Note 7
“Financing receivables”
for further information including how allowances for current expected credit losses under ASC 326 are determined and the impact of the COVID-19 pandemic on the approach to calculation of current expected credit losses during the year ended March 31, 2021.

Payables and deposits
Payables and deposits—
Payables to customers
include amounts payable on client securities transactions and are generally measured at contractual amounts due.
Payables to other than customers
include payables to brokers and dealers for securities failed to receive, cash collateral payable for derivative transactions, certain collateralized agreements and financing transactions and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due. The net payable arising from unsettled securities transactions reported within Payables to other than customers was ¥nil and ¥205,211 million as of March 31, 2020 and March 31, 2021, respectively.
Deposits received at banks
represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.

Office buildings, land, equipment and facilities
Office buildings, land, equipment and facilities—
Office buildings, land, equipment and facilities, owned and held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.
Leases and subleases entered into by Nomura as either lessor or lessee are classified as either operating or finance leases on inception date in accordance with ASC 842
“Leases”
(“ASC842”) which Nomura adopted from April 1, 2019. On lease commencement date, Nomura as lessee recognizes right-of-use
(“ROU”) assets and lease liabilities which are reported within
Other assets—Office buildings, land, equipment and facilities
and
Other liabilities
, respectively in the consolidated balance sheets.
Lease liabilities are initially measured at present value of the future minimum lease payments over the expected lease term. The future minimum lease payments are discounted using a relevant Nomura incremental borrowing rate as derived from information available at lease commencement date. The expected lease term is generally determined based on the contractual maturity of the lease, and adjusted for periods covered by options to extend or terminate the lease when Nomura is reasonably certain to exercise those options. ROU assets are initially measured at the amount of lease liabilities, and adjusted for any prepaid lease payments, initial direct costs incurred and any lease incentives received.
After lease commencement date, for operating leases Nomura as lessee recognizes lease expense over the lease term generally on a straight-line basis within
Occupancy and related depreciation
or
Information processing and communications
in the consolidated statements of income. While for finance leases, Nomura recognizes amortization charges of ROU assets over the lease term and interest expense on finance lease liabilities.
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Land	¥49,214	¥39,233
Office buildings	71,468	76,725
Equipment and facilities	36,279	59,614
Software	111,031	103,385
Construction in progress	1,738	407
Operating lease ROU assets	170,782	185,085

Total	¥440,512	¥464,449

Depreciation and amortization charges of owned assets are generally computed using the straight-line method and recognized over the estimated useful lives of each asset. The estimated useful life of an asset takes into consideration technological change, normal deterioration and actual physical usage by Nomura. Leasehold improvements are depreciated over the shorter of their useful life or the term of corresponding lease.
The estimated useful lives for significant asset classes are as follows:

Office buildings	3 to 50 years
Equipment and facilities	2 to 20 years
Software	3 to 10 years
Depreciation and amortization charges of depreciable assets are reported within
Non-interest
expenses—Information processing and communications
in the amount of ¥45,818 million, ¥47,653 million, and ¥49,343 million, and in
Non-interest
expenses—Occupancy and related depreciation
in the amount of ¥12,106 million, ¥15,930 million, and ¥14,503 million for the years ended March 31, 2019, 2020 and 2021, respectively.
As of March 31, 2021, Nomura has classified buildings with a carrying value of ¥12,311 million as being held for sale and reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheet. Held-for-sale assets are carried at the lower of the carrying amount and fair value less cost to sell. During the year ended March 31, 2021, no gain or loss associated with the sale of held-for-sale assets was recognized through earnings. The sale was subsequently completed during the quarter ended June 30, 2021 and no material gain or loss was recorded.
Long-lived assets, including ROU assets and software assets but excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.
See Note 8 “Leases” for further information.

Investments in equity securities
Investments in equity securities—
Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.
These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within
Other assets—Investments in equity securities
in the consolidated balance sheets, with changes in fair value reported within
Revenue—Gain (loss) on investments in equity securities
in the consolidated statements of income. These investments comprise listed and unlisted equity securities in the amounts of ¥74,755 million and ¥37,420 million, respectively, as of March 31, 2020 and ¥93,230 million and ¥33,419 million, respectively, as of March 31, 2021.

Other non-trading debt and equity securities
Other
non-trading
debt and equity securities—
Certain
non-trading
subsidiaries within Nomura hold debt securities and minority stakes in equity securities for non-trading
purposes.
Non-trading
securities held by
non-trading
subsidiaries are carried at fair value and reported within
Other
assets—Non-trading
debt securities
and
Other assets—Other
in the consolidated balance sheets with changes in fair value reported within
Revenue—Other
in the consolidated statements of income. Realized gains and losses on non-trading
securities are reported within
Revenue—Other
in the consolidated statements of income.

Short-term and long-term borrowings
Short-term and long-term borrowings—
Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are carried at amortized cost.
Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation. Structured borrowings are borrowings that have similar characteristics as structured notes.
All structured notes and certain structured borrowings issued by Nomura are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes and certain structured borrowings are made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.
Changes in the fair value of structured notes elected for the fair value option are reported within
Revenue—Net gain on trading
in the consolidated statements of income, except for those attributable to Nomura’s own creditworthiness which are reported within
Other comprehensive income
in the consolidated balance sheets.
See Note 11 “
Borrowings
” for further information.

Income taxes
Income taxes—
Deferred tax assets and liabilities are recognized to reflect the expected future tax consequences of operating loss carryforwards, tax credit carryforwards and temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is established against deferred tax assets for tax benefits available to Nomura that are not deemed more likely than not to be realized.
Deferred tax assets and deferred tax liabilities that relate to the same tax-paying
component within a particular tax jurisdiction are offset in the consolidated balance sheets. Net deferred tax assets and net deferred tax liabilities are reported within
Other assets—Other
and
Other liabilities
in the consolidated balance sheets.
Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.
Nomura reports income
tax-related
interest and penalties within
Income tax expense
in the consolidated statements of income.
See Note 16 “
Income taxes
” for further information.

Stock-based and other compensation awards
Stock-based and other compensation awards—
Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.
Stock-based awards such as Stock Acquisition Rights (“SARs”) and Restricted Stock Units (“RSUs”) which are expected to be settled by the delivery of the Company’s common stock are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.
Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Other awards such as Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International and which are expected to be cash settled are also effectively classified as liability awards. Liability awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.
For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s common stock or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the contractual vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.
Certain deferred compensation awards granted since May 2013 include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or by claiming FCR during a pre-defined
election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
See Note 14 “
Deferred compensation awards
” for further information.

Earnings per share
Earnings per share—
The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted
method.
See Note 12 “
Earnings per share
” for further information.

Cash and cash equivalents	Cash and cash equivalents— Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.
Goodwill and intangible assets
Goodwill and intangible assets—
Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment at a reporting unit level during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Nomura’s reporting units are at the same level as or one level below its business segments.
Nomura tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not (i.e., greater than 50%) that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that fair value of the reporting unit is below its carrying value, a quantitative test is then performed. Following the adoption of ASU 350
“Simplifying the Test for Goodwill Impairment”
(“ASU 350) effective from April 1, 2020, a goodwill impairment loss is now recognized through earnings as the excess of the carrying amount of a reporting unit, including goodwill, over its fair value but limited to the total amount of goodwill allocated to the reporting unit. Prior to such date, an impairment loss was only recognized if the estimated implied fair value of the goodwill is below its carrying value.
Intangible assets not subject to amortization (“indefinite-lived intangible assets”) are tested for impairment on an individual asset basis during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Similar to goodwill, Nomura tests an indefinite-lived intangible asset by initially qualitatively assessing whether events or circumstances indicate that it is more likely than not that the fair value of the intangible asset is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the intangible asset is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the intangible asset is below its carrying value, the current estimated fair value of the intangible asset is compared with its carrying value. An impairment loss is recognized if the carrying value of the intangible asset exceeds its estimated fair value.
Intangible assets with finite lives (“finite-lived intangible assets”) are amortized over their estimated useful lives and tested for impairment either individually or with other assets (“asset group”) when events and circumstances indicate that the carrying value of the intangible asset (or asset group) may not be recoverable.
A finite-lived intangible asset is impaired when its carrying amount or the carrying amount of the asset group exceeds its fair value. An impairment loss is recognized only if the carrying amount of the intangible asset (or asset group) is not recoverable and exceeds its fair value.
For both goodwill and intangible assets, to the extent an impairment loss is recognized, the loss establishes a new cost basis for the asset which cannot be subsequently reversed.
See Note 10 “
Other assets
—
Other / Other liabilities
” for further information.
Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.

Restructuring costs
Restructuring costs—
Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time
termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities at the earlier of the date an appropriately detailed restructuring plan is approved by regional executive management or the terms of the involuntary terminations are communicated to employees potentially affected. Contractual termination benefits included in an employee’s contract of employment that is triggered by the occurrence of a specific event are recognized during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated. A one-time
termination benefit is established by a plan of termination that applies to a specified termination event and is recognized when an appropriately detailed restructuring plan is approved by regional executive management and the terms of the involuntary terminations are communicated to those employees potentially affected by the restructuring.
See Note 15
“Restructuring initiatives
” for further information.

Employee benefit plans
Employee benefit plans—
Nomura provides certain eligible employees with various benefit plans, including pensions and other post-retirement benefits. These benefit plans are classified as either defined benefit plans or defined contribution plans.
Plan assets and benefit obligations, as well as the net periodic benefit cost of a defined benefit pension or post-retirement benefit plan, are recognized based on various actuarial assumptions such as discount rates, expected return on plan assets and future compensation levels at the balance sheet date. Actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and unrecognized prior service costs or credits are amortized to net periodic benefit cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits. The overfunded or underfunded status of a plan is reported within
Other assets—Other
or
Other liabilities
in the consolidated balance sheets, and changes in funded status are reflected in net periodic benefit cost and
Other comprehensive income (loss)
on a
net-of-tax
basis in the consolidated statements of comprehensive income.
The net periodic pension and other benefit cost of defined contribution plans is recognized within
Compensation and benefits
in the consolidated statements of income when the employee renders service to Nomura, which generally coincides with when contributions to the plan are made.
See Note 13 “
Employee benefit plans
” for further information.

New accounting pronouncements adopted during the current year
New accounting pronouncements adopted during the current year—
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the year ended March 31, 2021:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-13, “ Measurement of Credit Losses on Financial Instruments ” (1)
•  Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and receivables which are not carried at fair value with changes in fair value recognized through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•  The new model based on lifetime current expected credit losses (CECL) measurement, to be recognized at the time an in-scope instrument is originated, acquired or issued.

•  Replaces existing incurred credit losses model under current GAAP.

•  Permits electing the fair value option for certain financial instruments on adoption date.

•  Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.
Modified retrospective adoption from April 1, 2020.
For financial instruments subject to CECL, ¥1,972 million increase in
Allowance for doubtful accounts
, ¥638 million increase in
Other liabilities
, ¥72 million increase of
Deferred tax assets
and cumulative effect adjustment to decrease
Retained earnings
, net of tax, of ¥2,538 million as of April 1, 2020.

For financial instruments elected for the FVO, ¥9,774 million decrease in
Loans receivable
, ¥5,888 million increase in
Other liabilities
and cumulative effect adjustment to decrease
Retained earnings
, net of tax, of ¥15,662 million as of April 1, 2020.
(2)

Allowances for credit losses as determined on adoption date under the new model increased as a result of the COVID-19 pandemic because of the increased credit risk caused by the impact of the pandemic on borrowers.

See Note 7 “
Financing receivables
” for new disclosures related to this matter

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated statements
ASU 2019-12, “ Simplifying the Accounting for Income Taxes ”
•  Simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740
“Income Taxes”
, such as the exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment and the exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary.

•  Requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income—based
tax.

•  Makes other minor amendments for simplification and clarification of income taxes accounting.
		Modified retrospective adoption from April 1, 2020.	No material impact on adoption and no material impact expected in future reporting periods.

ASU 2017- 04 “ Goodwill ”
•  Simplifies the test for goodwill impairment by eliminating the existing requirement to measure an impairment loss by comparing the implied fair value of goodwill in a reporting unit to the actual carrying value of goodwill.

•  An impairment loss will be recognized if the carrying value of the reporting unit exceeds the estimated fair value of the reporting unit.
		Prospective adoption to goodwill tests performed from April 1, 2020.	No material impact expected on future goodwill impairment tests.

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated statements

•  Requires to consider income tax effects from any tax deductible goodwill on the carrying value of the reporting unit when measuring an impairment loss.

•  Does not impact when goodwill is tested for impairment or level at which goodwill is tested.

ASU 2020-04 “ Reference rate reform ”
•  Provides temporary optional expedients and exceptions to the application of generally accepted accounting principles to certain contract and hedge relationships affected by reference rate reform.

•  Contract modifications solely related to the replacement of reference rate are eligible for relief from modification accounting requirements and accounted for as a continuation of the existing contract.

•  Allows various optional expedients and elections to allow hedging relationships affected by reference rate reform would continue uninterrupted during the reference rate transition if certain criteria are met.
The expedients and exceptions provided by the ASU are permitted to be adopted any time until December 31, 2022.
No material expedients have been applied for the year ended March 31, 2021.

Nomura may apply certain of the optional expedients to relevant contract modification and hedge accounting relationship during the reference rate transition period and does not expect a material impact in future reporting periods.

(1)
As subsequently amended by ASU
2018-19
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
”, ASU
2019-04
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
”, ASU
2019-05
“
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief
”,
ASU 2019-09
“
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
” and
ASU 2019-10
“
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates.
”

(2)
Nomura elected the FVO for certain loans and loan commitments originated and acquired by the Wholesale division on April 1, 2020 as part of adoption of ASC 326 and as permitted by ASC 326. These loans and loan commitments were primarily elected for the FVO in order to actively risk manage them on a prospective basis through the
COVID-19
global pandemic. Active risk management for this purpose has consisted of hedging these financial instruments and also potentially selling certain positions within the portfolio if and when active markets and buyers return. The financial instruments elected for the FVO were selected primarily based on the activity of the borrower, internal credit rating and from a credit and market risk perspective. The cumulative effect adjustment to decrease retained earnings
, net of tax, of ¥15,662 million reflected that the estimated fair value of the financial instruments was lower than their carrying value caused by the volatile credit markets and impact on credit spreads at such date as a result of the
COVID-19
global pandemic. See Note 2,
“Fair Value of Financial Instruments”
for further information around the nature of this election and the subsequent performance of these financial instruments since the election.

Future accounting developments
Future accounting developments—
There are no new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2021 which may have a material impact on these consolidated financial statements.